LAND IMPAIRMENT - ALBERTA, CANADA	12 Months Ended
Dec. 31, 2024
LAND IMPAIRMENT - ALBERTA, CANADA
LAND IMPAIRMENT - ALBERTA, CANADA

4. LAND IMPAIRMENT – ALBERTA, CANADA

During the fourth quarter of 2024, the Company evaluated the land located in Alberta, Canada and determined that it no longer possesses any realizable value. Accordingly, the carrying amount of the land has been written off, and the loss has been recognized in the consolidated statement of operations for the period.